Borrowings and Embedded Derivatives - Summary of Sensitivity Analysis Used in Measuring Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
February 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	$ 0	$ (3,931)
February 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	0	(1,516)
February 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	0	(228)
April 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(6,735)	(25,113)
April 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(754)	(13,104)
April 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(734)	(2,898)
November 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(146)	(10,044)
November 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(30)	(2,451)
November 2020 Notes | Credit Spread
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	$ (8,979)	$ (5,469)